Note 15 - Mezzanine Equity and Stockholders' Equity (Deficiency) (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
Redeemable noncontrolling interest
(in thousands)
Beginning balance (December 31, 2021)	$5,210
Issuance of redeemable noncontrolling interest in EduTech	5,794
Net loss attributable to redeemable noncontrolling interest	(401)
Other comprehensive income attributable to redeemable noncontrolling interest	61
Adjustment to present redemption value as of December 31, 2022	3,343
Ending balance (December 31, 2022)	$14,007